Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Rate of depreciation	7.00%
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Rate of depreciation		[1]
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Rate of depreciation	33.00%
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Rate of depreciation	15.00%

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.